Interim consolidated statement of profit or (loss) - unaudited - GBP (£) £ in Thousands		3 Months Ended		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Interim consolidated statement of profit or (loss) - unaudited
Revenue from contracts with customers		£ 190,307	£ 198,700	£ 330,652	£ 341,765
Operating expenses		(173,931)	(196,493)	(346,318)	(382,078)
Profit on disposal of intangible assets		3,176	839	48,220	36,391
Operating profit/(loss)		19,552	3,046	32,554	(3,922)
Finance costs		(14,693)	(42,480)	(36,551)	(31,471)
Finance income		769	4,917	1,170	2,504
Net finance costs		(13,924)	(37,563)	(35,381)	(28,967)
Profit/(loss) before income tax		5,628	(34,517)	(2,827)	(32,889)
Income tax (expense)/credit		(1,445)	6,772	370	6,473
Profit/(loss) for the period		£ 4,183	£ (27,745)	£ (2,457)	£ (26,416)
Earnings/(loss) per share during the period:
Basic earnings/(loss) per share		£ 0.0243	£ (0.1635)	£ (0.0142)	£ (0.1558)
Diluted earnings/(loss) per share	[1]	£ 0.0242	£ (0.1635)	£ (0.0142)	£ (0.1558)

[1]	For the six months ended 31 December 2025 and the three and six months ended 31 December 2024, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.